Derivative Instruments (Tables)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Aria Energy LLC [Member]
Derivative Instruments (Tables) [Line Items]
Schedule of cash payments for the natural gas swap
	June 30, 2021	December 31 2020
Natural gas swap liability	$253	1,268
	Six Months Ending June 30,
	2021	2020
Natural gas swap – unrealized gain (loss)	$556	(322)

	December 31
	2020	2019	2018
Natural gas swap liability	$1,268	2,514	2,640
	December 31
	2020	2019	2018
Natural gas swap – unrealized loss	$(40)	(619)	875
Interest rate CAP – unrealized loss	(95)	—
Interest rate swaps – unrealized gain	—	—	852
Interest rate swaps – realized gain	—	—	539